INCOME TAXES - Schedule of Provision for Income Taxes (Benefits) (Details) - USD ($) $ in Millions	3 Months Ended							6 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2026	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2025	Jun. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Currently payable/Currently receivable
Federal												$ (36)	$ (143)	$ (7)
State												0	0	(8)
Currently payable (receivable) Total												(36)	(143)	(15)
Deferred, net -
Federal												108	200	34
State												35	30	14
Deferred Tax Total												143	230	48
INCOME TAXES	$ 22	$ 40	$ 20	$ 16	$ 40	$ 20	$ (4)	$ 36	$ 16	$ 76	$ 56	107	87	33
First Energy [Member]
Currently payable/Currently receivable
Federal												58	32	14
State												11	29	1
Currently payable (receivable) Total												69	61	15
Deferred, net -
Federal												135	190	279
State												88	130	(24)
Deferred Tax Total												223	320	255
Investment tax credit amortization												(4)	(4)	(3)
INCOME TAXES	$ 138			$ 126								$ 288	$ 377	267
First Energy [Member] | Discontinued Operations, Disposed of by Means Other than Sale | FES and FENOC | Federal
Deferred, net -
Federal														$ 21